SUBSEQUENT EVENTS (Details) - Private Placement - Subsequent Event	Apr. 06, 2021 USD ($) $ / shares shares
Subsequent Event [Line Items]
Consummated sale of units (in Shares) | shares	5,000,000
Shares per unit (in Dollars per share) | $ / shares	$ 10.00
Aggregate cash amount | $	$ 50,000,000